Loss per ordinary share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of earnings per share

	2024	2023
	Restated
	USD	USD

Loss attributable to owners of the Company (USD)	(2,304,026)	(729,159)

Weighted average number of ordinary shares (units)	47,858,162	45,942,504

Basic and diluted loss per ordinary share (USD)	(0.05)	(0.02)

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of earnings per share

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Loss attributable to owners of the Company (USD)	(1,170,942)	(853,405)

Weighted average number of ordinary shares (units)	58,041,998	46,698,702

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.018)

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of earnings per share

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
Earnings/(loss) for the period	455,435	(552,004)
Adjustments	-	-
Headline Earnings/(loss) for the period	455,435	(552,004)

Weighted average number of shares in issue	89,932,750	100,000,000

Per share information
Earnings/ (loss) per share (cents)	0.51	(0.55)
Headline Earnings/ (loss) per share (cents)	0.51	(0.55)